UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2010 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Systematic Value Fund

May 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.8%
Consumer Discretionary - 14.8%
Comcast Corp., Class A	71,800		$1,298,862
Darden Restaurants, Inc.	14,200		609,180
Ford Motor Co.*	104,300	[2]	1,223,439
Gannett Co., Inc.	67,400	[2]	1,047,396
Kohl’s Corp.*	28,500		1,446,375
Lear Corp.*	24,475		1,656,222
Macy’s, Inc.	56,900		1,263,749
Newell Rubbermaid, Inc.	59,100		984,606
PetSmart, Inc.	15,300		485,928
Phillips-Van Heusen Corp.	21,400		1,171,222
Stanley Black & Decker, Inc.	25,745		1,436,314
Viacom, Inc., Class B*	37,555		1,262,224
Whirlpool Corp.	8,950		934,738
Williams-Sonoma, Inc.	9,700		289,836
Wyndham Worldwide Corp.	81,700		1,928,120
Total Consumer Discretionary			17,038,211

Consumer Staples - 0.9%
J. M. Smucker Co. , The	2,225		122,864
Tyson Foods, Inc., Class A	52,200		917,676
Total Consumer Staples			1,040,540

Energy - 16.5%
Alpha Natural Resources, Inc.*	25,700		986,109
Chesapeake Energy Corp.	77,940		1,741,180
Chevron Corp.	45,400		3,353,698
Devon Energy Corp.	19,000		1,213,150
El Paso Corp.	114,000		1,292,760
Exxon Mobil Corp.	45,500		2,750,930
Hess Corp.	44,500		2,367,400
Newfield Exploration Co.*	33,300		1,733,598
Noble Corp.	42,000		1,220,940
Whiting Petroleum Corp.*	28,085		2,350,995
Total Energy			19,010,760

Financials - 26.5%
Aflac, Inc.	18,700		828,410
Ameriprise Financial, Inc.	59,700		2,375,463
Bank of America Corp.	215,300		3,388,822
Boston Properties, Inc.	19,250		1,476,090
Capital One Financial Corp.	29,675		1,225,578
CB Richard Ellis Group, Inc.*	48,200		763,006
Citigroup, Inc.*	573,700		2,271,852
Comerica, Inc.	42,800		1,630,680
Discover Financial Services	56,300		757,235
Fifth Third Bancorp	47,700		619,623
Genworth Financial, Inc., Class A*	62,200		969,698
Hartford Financial Services Group, Inc.	35,300		884,971
JPMorgan Chase & Co.	68,300		2,703,314
KeyCorp	209,800		1,682,596
PNC Financial Services Group, Inc., The	28,200		1,769,550

Systematic Value Fund

May 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 26.5% (continued)
Prudential Financial, Inc.	17,025		$982,513
Regions Financial Corp.	89,100		679,833
Simon Property Group, Inc.	15,500		1,317,965
Wells Fargo & Co.	113,700		3,262,053
XL Capital, Ltd., Class A	54,600		961,506
Total Financials			30,550,758

Health Care - 7.9%
Abbott Laboratories	19,600		932,176
AmerisourceBergen Corp.	36,900		1,154,232
Amgen, Inc.*	36,000		1,864,080
Hologic, Inc.*	45,500		677,950
Johnson & Johnson	14,500		845,350
Medtronic, Inc.	18,200		713,076
Merck & Co., Inc.	48,200		1,623,858
UnitedHealth Group, Inc.	46,800		1,360,476
Total Health Care			9,171,198

Industrials - 12.2%
Bucyrus International, Inc.	15,700		840,892
Canadian Pacific Railway, Ltd.	19,800		1,089,594
Caterpillar, Inc.	20,900		1,269,884
Cooper Industries PLC	43,400		2,038,498
Cummins, Inc.	8,900		605,022
Eaton Corp.	8,700		608,565
General Electric Co.	283,000		4,627,050
Hertz Global Holdings, Inc.*	75,200	[2]	854,272
Pentair, Inc.	17,700		608,172
Textron, Inc.	72,700		1,502,709
Total Industrials			14,044,658

Information Technology - 6.4%
Activision Blizzard, Inc.	55,500		596,625
Advanced Micro Devices, Inc.*	151,100		1,294,927
Lexmark International, Inc., Class A*	28,300		1,062,665
LSI Logic Corp.*	110,300		587,899
Micron Technology, Inc.*	196,800		1,788,912
Seagate Technology, Inc.*	73,125		1,123,200
Xerox Corp.	100,100		931,931
Total Information Technology			7,386,159

Materials - 7.1%
Celanese Corp., Class A	45,700		1,310,219
CF Industries Holdings, Inc.	10,225		701,333
Cliffs Natural Resources, Inc.	23,250		1,298,745
Eastman Chemical Co.	17,900		1,080,981
Freeport McMoRan Copper & Gold, Inc., Class B	21,300		1,492,065
Gold Fields, Ltd., Sponsored ADR	43,700		600,875
International Paper Co.	25,100		583,073
Reliance Steel & Aluminum Co.	23,500		1,078,885
Total Materials			8,146,176

Telecommunication Services - 3.8%
Qwest Communications International, Inc.	490,000		2,567,600
Verizon Communications, Inc.	65,000		1,788,800
Total Telecommunication Services			4,356,400

Systematic Value Fund

May 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Utilities - 2.7%
DTE Energy Co.	47,600	$2,166,276
Questar Corp.	22,500	1,009,350
Total Utilities		3,175,626
Total Common Stocks (cost $104,132,988)		113,920,486

Short-Term Investments - 1.6%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.18%[3]	743,000	743,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	195,236	40,023
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12%	1,085,519	1,085,519
Total Short - Term Investments (cost $2,023,755)		1,868,542
Total Investments - 100.4% (cost $106,156,743)		115,789,028
Other Assets, less Liabilities - (0.4)%		(510,308)
Net Assets - 100.0%		$115,278,720

Systematic Mid Cap Value Fund

May 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 16.0%
Darden Restaurants, Inc.	25,875	$1,110,038
Kohl’s Corp.*	47,300	2,400,475
Lear Corp.*	24,400	1,651,148
Newell Rubbermaid, Inc.	44,675	744,286
PetSmart, Inc.	55,025	1,747,594
Phillips-Van Heusen Corp.	37,175	2,034,588
Stanley Black & Decker, Inc.	32,725	1,825,728
Viacom, Inc., Class B*	66,425	2,232,544
Whirlpool Corp.	5,925	618,807
Williams-Sonoma, Inc.	20,275	605,817
Wyndham Worldwide Corp.	96,050	2,266,780
Total Consumer Discretionary		17,237,805

Consumer Staples - 4.2%
Del Monte Foods Co.	89,850	1,310,013
J. M. Smucker Co. , The	2,775	153,236
Nu Skin Enterprises, Inc., Class A	36,000	1,035,360
Reynolds American, Inc.	11,825	616,556
Tyson Foods, Inc., Class A	76,600	1,346,628
Total Consumer Staples		4,461,793

Energy - 8.9%
Alpha Natural Resources, Inc.*	48,700	1,868,619
Chesapeake Energy Corp.	39,075	872,936
Complete Production Services, Inc.*	50,600	658,306
El Paso Corp.	80,800	916,272
Newfield Exploration Co.*	36,015	1,874,941
Noble Corp.	30,150	876,460
Oil States International, Inc.*	26,700	1,042,368
Whiting Petroleum Corp.*	17,500	1,464,925
Total Energy		9,574,827

Financials - 28.0%
Ameriprise Financial, Inc.	66,225	2,635,093
BioMed Realty Trust, Inc.	65,275	1,110,328
Boston Properties, Inc.	20,500	1,571,940
CB Richard Ellis Group, Inc.*	101,275	1,603,183
Comerica, Inc.	61,175	2,330,768
Discover Financial Services	180,750	2,431,088
DuPont Fabros Technology, Inc.	46,700	1,192,718
Fifth Third Bancorp	146,200	1,899,138
First Niagara Financial Group, Inc.	173,100	2,286,651
Genworth Financial, Inc., Class A*	87,775	1,368,412
Hartford Financial Services Group, Inc.	80,050	2,006,854
Home Properties of NY, Inc.	33,375	1,623,026
KeyCorp	149,000	1,194,980
Mack-Cali Realty Corp.	53,125	1,752,062
Simon Property Group, Inc.	19,000	1,615,570
Stifel Financial Corp.*	25,450	1,289,552
XL Capital, Ltd., Class A	127,750	2,249,678
Total Financials		30,161,041

Health Care - 3.1%
AmerisourceBergen Corp.	50,550	1,581,204
Health Management Associates, Inc., Class A*	118,850	1,105,305

Health Care - 3.1% (continued)
Hologic, Inc.*	46,225		$688,752
Total Health Care			3,375,261

Industrials - 11.4%
Atlas Air Worldwide Holdings, Inc.*	15,100		789,277
Canadian Pacific Railway, Ltd.	24,875		1,368,871
Cooper Industries PLC	47,050		2,209,938
Eaton Corp.	19,000		1,329,050
General Cable Corp.	44,225	[2]	1,378,051
ITT Industries, Inc.	11,575		558,841
Parker Hannifin Corp.	19,300		1,186,178
Pentair, Inc.	50,900		1,748,924
United Stationers, Inc.*	28,300		1,653,286
Total Industrials			12,222,416

Information Technology - 8.9%
Amdocs, Ltd.*	55,725		1,588,162
Informatica Corp.*	29,300		755,940
JSD Uniphase Corp.*	64,975		747,212
Lexmark International, Inc., Class A*	17,500		657,125
Micron Technology, Inc.*	198,250		1,802,092
Teradyne, Inc.*	175,050		1,922,049
Veeco Instruments, Inc.*	16,100		614,537
Xerox Corp.	162,775		1,515,435
Total Information Technology			9,602,552

Materials - 8.2%
Celanese Corp., Class A	25,950		743,986
CF Industries Holdings, Inc.	13,300		912,247
Cliffs Natural Resources, Inc.	21,325		1,191,214
Eastman Chemical Co.	35,525		2,145,355
International Paper Co.	84,375		1,960,031
Reliance Steel & Aluminum Co.	40,650	[2]	1,866,242
Total Materials			8,819,075

Telecommunication Services - 3.2%
NTELOS Holdings Corp.	58,900		1,057,255
Qwest Communications International, Inc.	460,200		2,411,448
Total Telecommunication Services			3,468,703

Utilities - 6.6%
CMS Energy Corp.	165,200		2,425,136
DTE Energy Co.	64,075		2,916,053
Questar Corp.	38,300		1,718,138
Total Utilities			7,059,327
Total Common Stocks (cost $98,347,655)			105,982,800

Short-Term Investments - 1.1%
BNY Institutional Cash Reserves Fund, Series A, 0.18%	10,000		10,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	11,479		2,353
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12%	1,222,918		1,222,918
Total Short-Term Investments (cost $1,244,397)			1,235,271
Total Investments - 99.6% (cost $99,592,052)			107,218,071
Other Assets, less Liabilities - 0.4%			404,582.00
Net Assets - 100.0%			$107,622,653

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At May 31, 2010, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$107,261,604	$13,020,678	$(4,493,254)	$8,527,424
Systematic Mid Cap Value Fund	$99,760,423	$10,349,692	$(2,892,044)	$7,457,648

*	Non-income-producing security.
[1]	Yield shown for each short-term investment represents its May 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of May 31, 2010, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$902,746	0.78%
Systematic Mid Cap Value Fund	20,171	0.02%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Systematic Value Fund
Investments in Securities
Common Stocks[1]	$113,920,486	—	—	$113,920,486
Short-Term Investments	1,828,519	$40,023	—	1,868,542

Total Investments in Securities	$115,749,005	$40,023	—	$115,789,028

	Level 1	Level 2	Level 3	Total
Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks[1]	$105,982,800	—	—	$105,982,800
Short-Term Investments	1,232,918	$2,353	—	1,235,271

Total Investments in Securities	$107,215,718	$2,353	—	$107,218,071

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: July 28, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: July 28, 2010